Investment Strategy - NEOS S&P 500(R) Hedged Equity Income ETF	Mar. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the S&P 500® Index (the “S&P 500®” or the “Reference Index”) and a put spread options collar (i.e., a mix of written (sold) call options, long (bought) put options, and written (sold) put options) on the S&P 500®. The Fund seeks to generate tax efficient monthly income from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the put spread options collar. The put spread options collar seeks to generate a net-credit by receiving premium from the sale of the call and put options that is greater than the cost of buying the protective put options. The put spread options collar is designed to reduce the Fund’s volatility and provide a measure of downside protection, but upside gains will be limited.

The S&P 500® is a market capitalization weighted index comprised of the securities of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. As of February 28, 2025, a significant portion of the Reference Index was represented by securities of companies in the information technology sector. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.

The Fund, while not an index fund, will generally use a “replication” strategy to invest in the S&P 500®, meaning the Fund will generally invest in all of the component securities of the S&P 500® in the same approximate proportions as in the S&P 500®. However, the Fund may in limited circumstances use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the S&P 500® whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the S&P 500® as a whole, when NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”) believes it is in the best interests of the Fund (e.g., when replicating the S&P 500® involves practical difficulties or substantial costs, a S&P 500® constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the S&P 500®). The Fund rebalances the equity positions of its investment portfolio to correspond to the extent reasonably possible each time the S&P 500® Index reconstitutes. The S&P 500® reconstitutes annually and often reconstitutes quarterly. In some cases, there are special reconstitutions of the S&P 500®.

The Adviser generally utilizes a proprietary, systematic rules-based model to manage the Fund’s options positions in an objective manner, which may signal the written call options should be closed prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® (e.g., after an increase in the S&P 500®, the model may indicate that the short call should be closed so the Fund can capture more upside potential in the reference asset, or the model may determine most of the premium derived from the sale of the call has been captured due to a falling market).

The Fund’s put spread options collar strategy typically consists of three components: (i) selling call options on the S&P 500® or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities and (iii) selling put options on the S&P 500® to generate additional premium.

The options purchased or sold by the Fund will typically have an expiration date approximately 6 weeks from the time of purchase or sale. Options are rolled at the end of the month. The written calls and puts along with purchased puts for the new put spread collar are reset to current market levels. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call and put options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. Put options written will typically have a strike price that is lower than the long put option. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.

The Fund seeks tax efficient returns by utilizing index options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, such gain or loss on the Contracts open at the end of the year, or terminated during the year, will be treated as 60% long term and 40% short term, instead of 100% short term gains. The Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions. This can be accomplished by taking investment losses from certain equity to offset realized and/or options positions to offset realized taxable gains of equities and/or options positions.

The Fund is considered to be diversified. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index. For purposes of the 80% policy, the value of such derivative instruments shall be valued at their notional value.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Reference Index.